SHARE CAPITAL - Summary of Share Capital (Details) - shares	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) In Share Capital [Roll Forward]
Balance at beginning of year (in shares)			142,197,697
Shares issued (in shares)		68,700,000	0	16,372,505
Balance at end of year (in shares)	142,197,697		144,272,697	142,197,697
2016 Share Option Scheme [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Shares issued for Equity Incentive Plan (in shares)	60,000		75,000	60,000
Quintana Shipping Ltd [Domain]
Increase (Decrease) In Share Capital [Roll Forward]
Consideration shares issued (in shares)			0	14,500,000
Hemen Holdings Ltd [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Consideration shares issued (in shares)			2,000,000	5,300,000
Common Stock [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Balance at beginning of year (in shares)			142,197,697	105,965,192	34,535,128
Shares issued (in shares)			2,075,000	36,232,505	71,430,612
Balance at end of year (in shares)	142,197,697		144,272,697	142,197,697	105,965,192